Other long-term liabilities - Disclosure of other long-term liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other long-term liabilities	€ 10,349	€ 2,003	€ 2,078
Lease liabilities long-term	19,122	27,750	32,420
Closing balance at 31 March	€ 29,471	€ 29,753	€ 34,498